Expense Example, No Redemption (Vanguard Explorer Fund, USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Explorer Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 51
3 YEAR	160
5 YEAR	280
10 YEAR	628
Vanguard Explorer Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	$ 431